                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2011

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC
Address: 80 State Street
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                05/11/2011
----------------------------   --------------------------   --------------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         55

Form 13F Information Table Value Total:     177975
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -

HUGH JOHNSON ADVISORS LLC

31-Mar-11

QUANTITY CUSIP                 ISSUER             SYMBOL  PRICE MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                 ------             ------ ------ ------------ ------ ---------- ----------------
 50983   002824100 Abbott Laboratories              ABT   49.06 $  2,501,000 Common       Sole          Partial
 57776   025816109 American Express Co              AXP   45.19 $  2,611,000 Common       Sole          Partial
 25242   037411105 Apache Corp                      APA  130.93 $  3,305,000 Common       Sole          Partial
 37605   067383109 Bard C R Inc                     BCR   99.35 $  3,736,000 Common       Sole          Partial
 46475   171340102 Church & Dwight Inc              CHD   79.33 $  3,687,000 Common       Sole          Partial
181753   17275r102 Cisco Systems Inc               CSCO   17.15 $  3,117,000 Common       Sole          Partial
 86480   189754104 Coach Inc                        COH   52.03 $  4,500,000 Common       Sole          Partial
 51809   194162103 Colgate Palmolive Co              CL   80.76 $  4,184,000 Common       Sole          Partial
 40594   20825c104 ConocoPhillips                   COP   79.86 $  3,242,000 Common       Sole          Partial
 29970   237194105 Darden Restaurants Inc           DRI   49.12 $  1,472,000 Common       Sole          Partial
 74377   25490a101 DirecTV Cl A                     DTV   46.80 $  3,481,000 Common       Sole          Partial
 28843   30231g102 Exxon Mobil Corp                 XOM   84.15 $  2,427,000 Common       Sole          Partial
 35804   354613101 Franklin Resources Inc           BEN  125.07 $  4,478,000 Common       Sole          Partial
 24764   369550108 General Dynamics Corp             GD   76.56 $  1,896,000 Common       Sole          Partial
183883   369604103 General Electric Co               GE   20.05 $  3,687,000 Common       Sole          Partial
 37555   413875105 Harris Corp                      HRS   49.61 $  1,863,000 Common       Sole          Partial
 69697   418056107 Hasbro Inc                       HAS   46.85 $  3,265,000 Common       Sole          Partial
 54253   428236103 Hewlett Packard Co               HPQ   40.97 $  2,223,000 Common       Sole          Partial
 37978   459200101 International Business Machine   IBM  163.07 $  6,193,000 Common       Sole          Partial
 88435   46625h100 JPMorgan Chase & Co              JPM   46.10 $  4,077,000 Common       Sole          Partial
  9235   594918104 Microsoft Corp                  MSFT   25.34 $    234,000 Common       Sole          Partial
 23870   626717102 Murphy Oil Corp                  MUR   73.44 $  1,753,000 Common       Sole          Partial
174352   68389x105 Oracle Corp                     ORCL   33.43 $  5,829,000 Common       Sole          Partial
 35092   713448108 PepsiCo Inc                      PEP   64.40 $  2,260,000 Common       Sole          Partial
 27754   72919p103 Plug Power Inc                  PLUG    0.76 $     21,000 Common       Sole          Partial
 39545   790849103 St Jude Med Inc                  STJ   51.26 $  2,027,000 Common       Sole          Partial
117565   882508104 Texas Instruments Inc            TXN   34.56 $  4,063,000 Common       Sole          Partial
 27160   907818108 Union Pacific Corp               UNP   98.34 $  2,671,000 Common       Sole          Partial
 57575   913017109 United Technologies Corp         UTX   84.65 $  4,874,000 Common       Sole          Partial
 43185   92343v104 Verizon Communications Inc        VZ   38.53 $  1,664,000 Common       Sole          Partial
 35735   29358q109 Ensco PLC Sp ADR                 ESV   57.84 $  2,067,000 Common       Sole          Partial
  8420   464287713 iShares Tr DJ US Telecom         IYZ   23.87 $    201,000 ETF          Sole          Partial
 40615   464287721 iShares Tr Index DJ US Tech Se   IYW   66.55 $  2,703,000 ETF          Sole          Partial
  5384   464287309 iShares Tr S&P 500 Growth        IVW   68.72 $    370,000 ETF          Sole          Partial
  5352   464287408 iShares Tr S&P 500 Value         IVE   63.34 $    339,000 ETF          Sole          Partial
143779   464287804 iShares Tr S&P Small Cap 600     IJK   73.56 $ 10,576,000 ETF          Sole          Partial
 21635   81369y209 Select Sector SPDR Healthcare    XLV   33.09 $    716,000 ETF          Sole          Partial
 39655   81369y407 Select Sector SPDR Tr SBI Cons   XLY   39.06 $  1,549,000 ETF          Sole          Partial
 22705   81369y308 Select Sector SPDR Tr SBI Cons   XLP   29.91 $    679,000 ETF          Sole          Partial
 24310   81369y506 Select Sector SPDR Tr SBI Ener   XLE   79.76 $  1,939,000 ETF          Sole          Partial
 66165   81369y605 Select Sector SPDR Tr SBI Fina   XLF   16.38 $  1,084,000 ETF          Sole          Partial
 42900   81369y704 Select Sector SPDR Tr SBI Indu   XLI   37.67 $  1,616,000 ETF          Sole          Partial
107630   81369y100 Select Sector SPDR Tr SBI Mate   XLB   40.02 $  4,307,000 ETF          Sole          Partial
 57083   81369y886 Select Sector SPDR Tr SBI Util   XLU   31.87 $  1,819,000 ETF          Sole          Partial
 64999   78462f103 SPDR S&P 500 Index ETF           SPY  132.59 $  8,618,000 ETF          Sole          Partial
121580   78467y107 SPDR S&P Mid Cap 400 ETF Tr      MDY  179.55 $ 21,830,000 ETF          Sole          Partial
 63158   922042858 Vanguard Emerg Mkt ETF           VWO   48.96 $  3,092,000 ETF          Sole          Partial
  6182   922908769 Vanguard Index Funds Stock Mkt   VTI   68.75 $    425,000 ETF          Sole          Partial
267329   921943858 Vanguard Tax-Managed Fund Euro   VEA   37.31 $  9,974,000 ETF          Sole          Partial
  5882   921910816 Vanguard World Fund Mega Growt   MGK   49.13 $    289,000 ETF          Sole          Partial
  2702   464287457 iShares Tr Barclays 1-3 Yr       SHY   83.64 $    226,000 ETF          Sole          Partial
 33598   464288638 iShares Tr Barclays Interm Cre   CIU  105.30 $  3,538,000 ETF          Sole          Partial
 30240   464288612 iShares Tr Barclays Interm Gov   GVI  107.71 $  3,257,000 ETF          Sole          Partial
 29397   464287226 iShares Tr Barclays US Aggreg    AGG  105.15 $  3,091,000 ETF          Sole          Partial
 26855   921937835 Vanguard Bond Index Fund Inc T   BND   80.02 $  2,149,000 ETF          Sole          Partial
                                                                $177,795,000